Property and Equipment - Summary of Classification of Depreciation Expenses in Statements of Comprehensive Income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of property,plant and equipment	₩ 4,570	₩ 3,783	₩ 2,748
Cost of revenues
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of property,plant and equipment	2,102	2,123	1,795
Selling, general and administrative expenses
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of property,plant and equipment	2,167	1,424	761
Research and development
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of property,plant and equipment	₩ 301	₩ 236	₩ 192